Geographical Information (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Summary of Revenue by Geographic Area
Revenue by geographic area for the Successor period from December 16, 2020 to December 31, 2020 and the Predecessor period from January 1, 2020 to December 15, 2020 and the twelve-month period ended December 31, 2019 is as follows:

	Successor	Predecessor
(in thousands)	December 16, 2020 through December 31, 2020	January 1, 2020 through December 15, 2020	Year Ended December 31, 2019
United States	$1,702	$32,520	$33,428
Other Countries	2	58	127

Total	$1,704	$32,578	$33,555